Risk Management (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cash and cash equivalents and financial investments	R$ 3,265,236	R$ 3,545,358
Banco B V [Member]
IfrsStatementLineItems [Line Items]
Current accounts and investment funds	322,241	289,908
A A Plus Bra [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents and financial investments		2,237,629
A A A Bra [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents and financial investments	2,940,690	1,011,685
Others [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents and financial investments	R$ 324,546	R$ 296,044